TAXATION - Tax recoverable and payable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets
Income tax	$ 1,445,908	$ 1,864,817
Non-current assets
Income tax		17,995
Total		17,995
Liabilities
Income tax	$ 4,866,139	$ 452,800